Other Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Gains and Losses

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Gain (loss) on disposal of financial assets, ne t
Investments in debt instruments at FVTOCI	$—	$(989.1)	$537.8
Available-for-sale financial assets	89.8	—	—
Gain (loss) from disposal of subsidiaries	17.3	—	(4.6)
Net gain (loss) on financial instruments at FVTPL
Mandatorily measured at FVTPL	—	(2,293.9)	(2,360.7)
Held for trading	2,253.7	—	—
Designated as at FVTPL	131.0	—	—
Gain (loss) arising from fair value hedges, net	(30.3)	(2.3)	13.1
Impairment loss on financial assets
Available-for-sale financial assets	(29.6)	—	—
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	—	2.0	(6.9)
Financial assets at amortized cost	—	0.4	5.2
Other gains (losses), net	385.5	(127.9)	665.1

	$2,817.4	$(3,410.8)	$(1,151.0)